Consolidated Interim Statements of Financial Position (unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 552,451	$ 242,082	$ 2,808
Prepaid expenses	51,497	115,561	45,647
Investment in securities	737,343	376,323	0
Total current assets	1,341,291	733,966	48,455
Other assets
Prepaid expenses	0	17,380	0
Investment in securities	0	0	496,400
Mineral rights	6,241,114	6,241,114	6,196,114
Total other assets	6,241,114	6,258,494	6,692,514
Total assets	7,582,405	6,992,460	6,740,969
Current liabilities
Accounts payable	316,807	138,071	245,195
Advanced deposits	0	0	46,000
Warrant and option liability	0	251,549	29,151
Total current liabilities	316,807	389,620	320,346
Long term liabilities
Note payable and accrued interest - related party	102,466	103,419
Warrant liability	344,298	347,564	104,744
Total long term liabilities	446,764	450,983	104,744
Total liabilities	763,571	840,603	425,090
Stockholders' equity
Share capital	25,951	19,479	16,714
Additional paid in capital	18,008,175	17,405,780	16,935,937
Reserves	447,735	358,458	358,146
Accumulated deficit	(11,663,027)	(11,631,860)	(10,994,918)
Total stockholders' equity	6,818,834	6,151,857	6,315,879
Total liabilities and stockholders' equity	$ 7,582,405	$ 6,992,460	$ 6,740,969